United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated U.S. Treasury Cash Reserves
Portfolio of Investments
January 31, 2016 (unaudited)
Principal Amount			Value
		U.S. TREASURY—98.8%
		U.S. Treasury Bills—24.1%[1]
$700,000,000	[1]	United States Treasury Bills, 0.203% - 0.218%, 2/11/2016	$699,959,930
100,000,000	[1]	United States Treasury Bills, 0.224%, 3/24/2016	99,968,222
275,000,000	[1]	United States Treasury Bills, 0.233% - 0.244%, 2/18/2016	274,969,542
400,000,000	[1]	United States Treasury Bills, 0.244% - 0.247%, 4/7/2016	399,823,311
250,000,000	[1]	United States Treasury Bills, 0.265%, 3/17/2016	249,918,750
1,350,000,000	[1]	United States Treasury Bills, 0.306% - 0.321%, 4/28/2016	1,348,994,667
250,000,000	[1]	United States Treasury Bills, 0.357%, 5/26/2016	249,720,486
600,000,000	[1]	United States Treasury Bills, 0.50% - 0.51%, 6/30/2016	598,768,750
		TOTAL	3,922,123,658
		U.S. Treasury Bonds—0.8%
125,000,000		United States Treasury Bonds, 9.25%, 2/15/2016	125,435,268
		U.S. Treasury Notes—73.9%
7,221,768,000	[2]	United States Treasury Floating Rate Notes, 0.355% - 0.38%, 1/31/2016 - 2/2/2016	7,222,136,486
1,324,000,000		United States Treasury Notes, 0.25% - 2.125%, 2/29/2016	1,324,340,410
1,104,000,000		United States Treasury Notes, 0.375% - 2.625%, 4/30/2016	1,107,648,043
450,000,000		United States Treasury Notes, 0.375% - 3.25%, 5/31/2016	451,754,255
782,000,000		United States Treasury Notes, 0.375% - 4.50%, 2/15/2016	782,096,524
250,000,000		United States Treasury Notes, 0.50%, 7/31/2016	249,926,141
126,000,000		United States Treasury Notes, 0.50% - 1.50%, 6/30/2016	126,327,888
150,000,000		United States Treasury Notes, 0.625%, 7/15/2016	150,049,076
500,000,000		United States Treasury Notes, 2.375%, 3/31/2016	501,644,944
100,000,000		United States Treasury Notes, 5.125%, 5/15/2016	101,351,285
		TOTAL	12,017,275,052
		TOTAL U.S. TREASURY	16,064,833,978
		TOTAL INVESTMENTS—98.8% (AT AMORTIZED COST)[3]	16,064,833,978
		OTHER ASSETS AND LIABILITIES - NET—1.2%[4]	194,621,154
		TOTAL NET ASSETS—100%	$16,259,455,132
1	Discount rate at time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments found on the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission (SEC) voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. The amended rules created three categories of money market funds: Government, Retail and Institutional. Government and Retail money market funds will continue to be able to transact at $1.00 per share and to use amortized cost to value their portfolio securities. Institutional money market funds will be required to “float” their Net Asset Value (NAV) per share by pricing their shares to four decimals (i.e., $1.0000) and valuing their portfolio securities using market prices rather than amortized cost (except where otherwise permitted under SEC rules). In addition, Retail and Institutional money market funds must adopt policies and procedures to permit the Fund's Board to impose liquidity fees or redemption gates under certain conditions. The amendments have staggered compliance dates, with a majority of these amendments having an October 14, 2016 final compliance date.
The Fund will operate as a Government money market fund. As a Government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted under the amendments.
Beginning April 14, 2016, FederatedInvestors.com will include additional fund level disclosure relating to these amended rules including, among certain other information, daily disclosure of daily and weekly liquid assets, net shareholder inflows or outflows and market-based NAVs per share, as applicable.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016